Summary of Significant Accounting Policies (Details) - Schedule of fair values of derivative instruments	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of fair values of derivative instruments [Line Items]
Cash, cash equivalents and restricted cash	$ 35,339,577
Financial assets available for sale	94,648
Trade accounts receivable	16,736,495
Notes receivable
Other receivable	5,764,660
Accounts payable	27,331,381
Notes payable	34,189,022
Other payable	2,268,967
Long-term loan payable	1,957,956
Total	123,682,706
Active Market for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair values of derivative instruments [Line Items]
Cash, cash equivalents and restricted cash	35,339,577
Financial assets available for sale
Trade accounts receivable	16,736,495
Notes receivable
Other receivable	5,764,660
Accounts payable	27,331,381
Notes payable
Other payable	2,268,967
Long-term loan payable
Total	87,441,080
Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair values of derivative instruments [Line Items]
Cash, cash equivalents and restricted cash
Financial assets available for sale
Trade accounts receivable
Notes receivable
Other receivable
Accounts payable
Notes payable	34,189,022
Other payable
Long-term loan payable	1,957,956
Total	36,146,978
Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair values of derivative instruments [Line Items]
Cash, cash equivalents and restricted cash
Financial assets available for sale	94,648
Trade accounts receivable
Notes receivable
Other receivable
Accounts payable
Notes payable
Other payable
Long-term loan payable
Total	$ 94,648